Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 96,485	$ 156,087	$ 152,417
Deferred offering costs	274,647	222,497
Prepaid expense	625,293	650,293	11,000
Total current assets	996,425	1,028,877	163,417
Intangible assets	22,222,200	22,222,200
Total assets	23,218,625	23,251,077	163,417
Current liabilities:
Deferred revenue	943,500	943,500
Total current liabilities	2,153,597	1,756,985	35,229
Stockholders’ equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 5,139,704 and 5,121,384 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	5,139	5,121	3,460
Additional paid-in capital	26,692,232	26,263,670	2,141,740
Accumulated deficit	(5,632,343)	(4,774,699)	(2,017,012)
Total stockholders’ equity	21,065,028	21,494,092	128,188
Total liabilities and stockholders’ equity	23,218,625	23,251,077	163,417
Nonrelated Party [Member]
Current liabilities:
Accounts payable and accrued liabilities	356,599	273,482	35,229
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities	718,498	540,003
Short Term Loans due to Related Parties	$ 135,000